As filed with the Securities and Exchange
                         Commission on April 25, 2000


                          Registration Nos. 333-32575
                                   811-8319

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           Post-Effective Amendment
                                   No. 4 [X]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                   Amendment
                                   No. 4 [X]



                           PORTFOLIO PARTNERS, INC.
                           ------------------------
              (Exact name of registrant as specified in charter)

                             151 Farmington Avenue
                            Hartford, CT 06156-8962
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (860) 273-1409


                             Susan C. Mosher, Esq.
                        Investors Bank & Trust Company
                             200 Clarendon Street
                                Mail Code LEG13
                               Boston, MA 02116
                    (Name and Address of Agent For Service)



            It is proposed that this filing will become effective:
             [ ] immediately upon filing pursuant to paragraph (b)
                    [ ] on (date) pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
                [X] on May 1, 2000 pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
            [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

                            PORTFOLIO PARTNERS, INC.



Portfolio Partners, Inc. (the Fund) is a mutual fund authorized to issue multiple series of shares, each representing a diversified portfolio of investments. Each series is individually called a Portfolio, and collectively the series are called the Portfolios. Aetna Life Insurance and Annuity Company (Aetna) serves as the Investment Adviser of each Portfolio, and each Portfolio has a Sub-adviser. The Fund's five Portfolios (and their Sub-advisers) are:

 o MFS CAPITAL OPPORTUNITIES PORTFOLIO (formerly MFS Value Equity Portfolio) - (Sub-adviser: Massachusetts Financial Services Company)

 o MFS EMERGING EQUITIES PORTFOLIO - (Sub-adviser: Massachusetts Financial Services Company)

 o MFS RESEARCH GROWTH PORTFOLIO - (Sub-adviser: Massachusetts Financial Services Company)

o SCUDDER INTERNATIONAL GROWTH PORTFOLIO - (Sub-adviser: Scudder Kemper Investments, Inc.)

 o T. ROWE PRICE GROWTH EQUITY PORTFOLIO - (Sub-adviser: T. Rowe Price Associates, Inc.)



Each Portfolio's shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.











                                  PROSPECTUS
                                  May 1, 2000

                               TABLE OF CONTENTS


                                                                           Page



MFS Capital Opportunities Portfolio.......................................  1

MFS Emerging Equities Portfolio...........................................  3

MFS Research Growth Portfolio.............................................  5

Scudder International Growth Portfolio....................................  7

T. Rowe Price Growth Equity Portfolio.....................................  9

Additional Information About Investment Strategies and Risks.............. 11

Management of the Portfolios.............................................. 17

Shareholder Information................................................... 19

Performance............................................................... 21

Financial Highlights...................................................... 22

Appendix:  Investment Techniques and Practices............................ A-1

                      MFS CAPITAL OPPORTUNITIES PORTFOLIO
                    (FORMERLY, MFS VALUE EQUITY PORTFOLIO)
         SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")


INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily (at least 65% of its total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

          o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile since such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

          o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

          o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

          o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks.

          o CURRENCY RISK: The Portfolio's exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

          o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

PORTFOLIO PERFORMANCE

The bar chart and table below show how the Portfolio has performed in the past and provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

        Year    1998    26.74%

                1999    48.79%


The best calendar quarter return since inception of the Portfolio was 29.27% in the fourth quarter of 1999; the worst was -14.40% in the third quarter of 1998.

PERIODS ENDED DECEMBER 31, 1999


                                        1 YEAR          SINCE INCEPTION

MFS Capital Opportunities Portfolio     48.79%               36.37%
S&P 500 Index                           21.04%               24.58%
Morningstar Large Cap Blend Fund
 Average                                19.47%               20.19%

In the table, the Portfolio's total return for the year ended December 31, 1999, and the average annual total return for the life of the Portfolio, are compared with the S&P 500 Index and the Morningstar Large Cap Blend Fund Average The Stanard & Poor's 500 Index (S&P 500 Index) is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Cap Blend Fund Average is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Portfolio. The Portfolio commenced operations on November 28, 1997.

The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

Management Fees                                 0.65%
Other Expenses                                  0.25%
                                                -----

Total Annual Portfolio Operating Expenses       0.90%
                                                -----
                                                -----


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR          3 YEARS         5 YEARS         10 YEARS
         $92             $287            $498            $1,108

                        MFS EMERGING EQUITIES PORTFOLIO
         SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")



INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES



The Portfolio invests primarily (at least 65% of its total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that MFS believes are early in their life cycle and have the potential to become major enterprises, or are major enterprises whose rates of earnings growth MFS believes will accelerate. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

          o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

          o EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

          o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

          o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

          o CURRENCY RISK: The Portfolio's exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.



          o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial states of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

            * All of the risks of investing in foreign  securities are heightened by investing in emerging markets countries.

            * The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

          o ACTIVE OR FREQUENT TRADING RISK: The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.



PORTFOLIO PERFORMANCE



The bar chart and table below show how the Portfolio has performed in the past and provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

        Year    1998    29.67%

                1999    50.88%

The best calendar quarter return since inception of the Portfolio was 34.33% in the fourth quarter of 1999; the worst was -16.21% in the third quarter of 1998.


PERIODS ENDED DECEMBER 31, 1999


                                        1 YEAR          SINCE INCEPTION

MFS Emerging Equities Portfolio         50.88%              37.11%
Russell 2000 Index                      21.26%               9.22%
S&P 500 Index                           21.04%              24.58%
Morningstar Large Cap Growth Fund
 Average                                38.63%              34.86%

In the table, the Portfolio's total return for the year ended December 31, 1999, and the average annual total return since inception of the Portfolio are compared to the Russell 2000 Index, the S&P 500 Index and the Morningstar Large Cap Growth Fund Average. The Russell 2000 Index is a value-weighted, unmanaged index of small capitalization stock performance. The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Cap Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



Management Fees                                 0.67%
Other Expenses                                  0.13%
                                                -----

Total Annual Portfolio Operating Expenses       0.80%
                                                -----
                                                -----



EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



        1 YEAR          3 YEARS         5 YEARS         10 YEARS
         $82             $255            $444            $990

                         MFS RESEARCH GROWTH PORTFOLIO
         SUB-ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")



INVESTMENT OBJECTIVE

Long-term growth of capital and future income

PRINCIPAL INVESTMENT STRATEGIES



The Portfolio invests primarily (at least 80% of its total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may also include securities traded on securities exchanges or in the over-the-counter markets.

MFS selects securities based upon fundamental analysis performed by a committee of investment research analysts employed by MFS and its wholly-owned subsidiary MFS International (U.K.) Limited.

The Portfolio may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

        o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile since such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market. Also earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

        o OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

        o FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

        o CURRENCY RISK: The Portfolio's exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

PORTFOLIO PERFORMANCE



The bar chart and table below show how the Portfolio has performed in the past and provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


       Year    1998    23.00%

               1999    24.03%



The best calendar quarter return since inception of the Portfolio was 22.71% in the fourth quarter of 1998; the worst was -15.07% in the third quarter of 1998.



PERIODS ENDED DECEMBER 31, 1999


                                                1 YEAR         SINCE INCEPTION

        MFS Research Growth Portfolio           24.03%             21.32%
        S&P 500 Index                           21.04%             24.58%
        Morningstar Large Cap Growth Fund
        Average                                 38.63%             34.86%


In the table, the Portfolio's total return for the year ended December 31, 1999, and the average annual total return since inception of the Portfolio, are compared with the S&P 500 Index and the Morningstar Large Cap Growth Fund Average. The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Cap Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

Management Fees                                 0.70%
Other Expenses                                  0.15%
                                                -----

Total Annual Portfolio Operating Expenses       0.85%
                                                -----
                                                -----


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



        1 YEAR          3 YEARS         5 YEARS         10 YEARS
         $87             $271            $471            $1,049

                    SCUDDER INTERNATIONAL GROWTH PORTFOLIO
       SUB-ADVISER: SCUDDER KEMPER INVESTMENTS, INC. ("SCUDDER KEMPER")



INVESTMENT OBJECTIVE

Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES



The Portfolio invests primarily (at least 65% of its total assets) in the equity securities of foreign companies that Scudder Kemper believes have high growth potential. The Portfolio will normally invest in securities of at least three different countries other than the U.S. and will invest in securities in both developed and developing markets. The Portfolio will seek to invest in those companies that Scudder Kemper believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management, capable of defining and implementing company strategies to take advantage of local, regional or global market changes.

The Portfolio also may invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:



         o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.



         o FOREIGN MARKETS RISK: The Portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

         o CURRENCY RISK: The Portfolio's exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

         o EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

         o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.



         o  CREDIT RISK: The  Portfolio's  investment in  non-investment  grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.



PORTFOLIO PERFORMANCE



The bar chart and table below show how the Portfolio has performed in the past and provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


       Year    1998    19.09%

               1999    58.41%

The best calendar quarter return since inception of the Portfolio was 30.92% in the fourth quarter of 1999; the worst was -14.45% in the third quarter of 1998.

PERIODS ENDED DECEMBER 31, 1999


                                        1 YEAR          SINCE INCEPTION

        Scudder International           58.41%              36.50%
         Growth Portfolio
        MSCI EAFE Index                 26.96%              14.26%
        Morningstar Foreign Stock Fund
         Average                        44.31%              26.15%

In the table, the Portfolio's total return for the year ended December 31, 1999, and the average annual total return for the life of the Portfolio, are compared with the MSCI EAFE Index and the Morningstar Foreign Stock Fund
Average. The MSCI EAFE Index is an unmanaged index that includes securities traded on 16 exchanges in Europe, Australia and the Far East. The Morningstar Foreign Stock Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

Management Fees                                 0.80%
Other Expenses                                  0.20%
                                                -----
Total Annual Portfolio Operating Expenses       1.00%
                                                -----
                                                -----



EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR          3 YEARS         5 YEARS         10 YEARS
         $102            $318            $552            $1,225

                     T. ROWE PRICE GROWTH EQUITY PORTFOLIO
            SUB-ADVISER: T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE")



INVESTMENT OBJECTIVE

Long-term capital growth, and secondarily, increasing dividend income

PRINCIPAL INVESTMENT STRATEGIES



The Portfolio invests primarily (at least 65% of its total assets) in the common stocks of a diversified group of growth companies. T. Rowe seeks to purchase the securities of companies that have the ability to pay increasing dividends through strong cash flow and whose rate of earnings growth is considered above-average. In addition, T. Rowe seeks companies with a lucrative niche in the economy that T. Rowe believes will give them the ability to sustain earnings momentum even during times of slow economic growth. It is T. Rowe's belief that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.



The Portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

As with any mutual fund, you could lose money on your investment in the Portfolio. Your investment in the Portfolio is subject to the following principal risks:

         o MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile since such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.



         o GROWTH STOCK RISK: Growth stock companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.



         o FOREIGN MARKETS RISK: The Portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

         o CURRENCY RISK: The Portfolio's exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

PORTFOLIO PERFORMANCE



The bar chart and table below show how the Portfolio has performed in the past and provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Both assume that all dividends and distributions are reinvested in the Portfolio. How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


       Year    1998    27.60%

               1999    22.32%

The best calendar quarter return since inception of the Portfolio was 23.08% in the fourth quarter of 1998; the worst was -11.03% in the third quarter of 1998.

PERIODS ENDED DECEMBER 31, 1999


                                                1 YEAR         SINCE INCEPTION

        T. Rowe Price Growth Equity Portfolio   22.32%             24.94%
        S&P 500 Index                           21.04%             24.58%
        Morningstar Large Cap Growth Fund
        Average                                 38.63%             34.86%


In the table, the Portfolio's total return for the year ended December 31, 1999, and the average annual total return since inception of the Portfolio, are compared with the S&P 500 Index and the

Morningstar Large Cap Growth Fund Average. The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar Large Cap Growth Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio. The Portfolio commenced operations on November 28, 1997.



The performance information shown does not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



Management Fees                                 0.60%
Other Expenses                                  0.15%
                                                -----
Total Annual Portfolio Operating Expenses       0.75%
                                                -----
                                                -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR          3 YEARS         5 YEARS         10 YEARS
                 $77             $240            $417             $930

         ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

TEMPORARY DEFENSIVE INVESTMENT STRATEGY



Each Portfolio may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. The MFS Capital Opportunities, MFS Emerging Equities and MFS Research Growth Portfolios may, for temporary defensive purposes, invest in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. Scudder International Growth Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. T. Rowe Price Growth Equity Portfolio may, for temporary defensive purposes, invest in short-term, high-quality, U.S. and foreign dollar-denominated money market securities, including repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.




ACTIVE TRADING STRATEGY



The MFS Capital Opportunities Portfolio and the MFS Emerging Equities Portfolio may engage in active trading to achieve their investment goals. This may cause these Portfolios to realize higher capital gains as compared to a fund with less active trading, which could increase your tax liability. Frequent trading also increases transaction costs, which could lower these Portfolios' performance.


MFS CAPITAL OPPORTUNITIES PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is capital appreciation. In order to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Portfolio focuses on companies, which MFS believes, have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

The Portfolio may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.

The principal risks of investing in the Portfolio are:


        o MARKET RISK: This is the risk that the price of a security held by the Portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

        o COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

        o OVER THE COUNTER RISK: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC securities trade less frequently and in smaller volume than exchange-listed securities. The values of these securities may be more volatile than exchange- listed securities, and the Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.

        o FOREIGN MARKETS AND CURRENCY RISK: Investing in foreign markets and securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:

                 * The seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

                 * The Enforcement of legal rights which may be difficult, costly and slow in foreign countries, and which may be complicated by special problems enforcing claims against foreign governments.

                 * Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                 * Foreign markets may be less liquid and more volatile than U.S. markets.

                 * Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Portfolio's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Portfolio contracts may fail to perform its obligations to the Portfolio.

         o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

                 * All of the risks of investing in foreign securities, as described above, are heightened by investing in emerging markets countries.

                 * The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks to investors.



MFS EMERGING EQUITIES PORTFOLIO



PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long term growth of capital. In order to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies, which MFS believes, are:

         o early in their life cycle and that have the potential to become major enterprises, or



         o major enterprises whose rates of earnings growth MFS believes will accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

Emerging growth companies may be of any size, and MFS believes that these companies have products, technologies, management, markets and opportunities which will facilitate earnings growth, that, over time, is well above the growth rate of the overall economy and the rate of inflation. The Portfolio's investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.



MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio may invest and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances that are reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.



The principal risks of investing in the Portfolio are:

         o MARKET RISK: This is the risk that the price of a security held by the Portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

         o COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

         o EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other more established companies. Emerging growth companies often may:

                 *    have  limited   product  lines,   markets  and  financial
                      resources

                 *    be  dependent  on   management   by  one  or  a  few  key
                      individuals



                 *    have   limited    marketability    when,   for   example,
                      disappointing earnings reports are announced

         o OVER THE COUNTER RISK: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC securities trade less frequently and in smaller volume than exchange-listed securities. The values of these securities may be more volatile than exchange- listed securities, and the Portfolio may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.



         o FOREIGN MARKETS AND CURRENCY RISK: Investing in foreign markets and securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:

                 * The seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.



                 * The enforcement of legal rights which may be difficult, costly and slow in foreign countries, and which may be complicated by special problems enforcing claims against foreign governments.



                 * Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                 * Foreign markets may be less liquid and more volatile than U.S. markets.

                 * Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Portfolio's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Portfolio contracts may fail to perform its obligations to the Portfolio.

MFS RESEARCH GROWTH PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term growth of capital and future income. In order to achieve its investment objective, the Portfolio invests primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that MFS believes have favorable prospects for long-term growth; attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.



A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by MFS investment advisory affiliates. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio may invest and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances that are reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.



The principal risks of investing in the Portfolio are:


        o MARKET RISK: This is the risk that the price of a security held by the Portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

        o COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.



        o OVER THE COUNTER RISK: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC securities trade less frequently and in smaller volume than exchange-listed securities. The values of these securities may be more volatile than exchange- listed securities, and the Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.



        o FOREIGN MARKETS AND CURRENCY RISK: Investing in foreign markets and securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:

                 * The seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.



                 * The enforcement of legal rights which may be difficult, costly and slow in foreign countries, and which may be complicated by special problems enforcing claims against foreign governments.



                 * Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                 * Foreign markets may be less liquid and more volatile than U.S. markets.

                 * Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Portfolio's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Portfolio contracts may fail to perform its obligations to the Portfolio.


SCUDDER INTERNATIONAL GROWTH PORTFOLIO



PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term growth of capital. In order to achieve its investment objective, the Portfolio invests primarily in foreign equity securities with prospects for growth. The Portfolio invests in securities issued by companies, wherever organized, which do business primarily outside the U.S., including emerging market countries. The Portfolio intends to diversify investments among several countries and to have represented, in substantial proportions, business activities in not less than three countries. The Portfolio generally invests in equity securities issued by established companies listed on foreign exchanges that Scudder Kemper believes have favorable characteristics. The Portfolio also may invest in debt securities. Scudder Kemper will select debt securities on the basis of, among other things, yield, credit quality, and the fundamental outlook for currency and interest rate trends in different parts of the globe.



Investment ideas are generated through the integration of three analytical disciplines:



GLOBAL THEMES - The analysis of major global themes helps Scudder Kemper identify economic sectors and industries most likely to gain or lose value during specific phases of a theme's cycle.

COUNTRY ANALYSIS - A view of a regional and local market opportunities are developed through a qualitative assessment of each country's fundamental and political characteristics.

COMPANY ANALYSIS - To identify companies with exceptional opportunities, Scudder Kemper looks for unique attributes such as a franchise or monopoly, above average growth potential, innovation, and scarcity.



These  complimentary   disciplines  suggest  investment  candidates,   who  are
evaluated on a global, regional and industry basis.



A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances that are reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.



The principal risks of investing in the Portfolio are:


         o MARKET RISK: This is the risk that the price of a security held by the Portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

         o COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

         o FOREIGN MARKETS AND CURRENCY RISK: Investing in foreign markets and securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:


                 * The seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.



                 * The enforcement of legal rights which may be difficult, costly and slow in foreign countries, and which may be complicated by special problems enforcing claims against foreign governments.



                 * Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                 * Foreign markets may be less liquid and more volatile than U.S. markets.

                 * Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Portfolio's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Portfolio contracts may fail to perform its obligations to the Portfolio.


         o EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

                 * All of the risks of investing in foreign securities as described above are heightened by investing in emerging markets countries.

                 * The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks, to investors.

         o INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline.



         o  CREDIT RISK: The  Portfolio's  investment in  non-investment  grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

T. ROWE PRICE GROWTH EQUITY PORTFOLIO

PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's investment objective is long-term capital growth, and secondarily, increasing dividend income. In order to achieve its investment strategy, the Portfolio invests primarily in the common stock of a diversified group of growth companies. T. Rowe normally (but not always) seeks to invest in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.



A list of the types of securities in which the Portfolio may invest is found in the Appendix. The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Fund's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).

PRINCIPAL RISKS. The principal risks of investing in the Portfolio and the circumstances that are reasonably likely to cause the value of your investment in the Portfolio to decline are described below. As with any non-money market mutual fund, the share price of a Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstances that are not described here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its objective.



The principal risks of investing in the Portfolio are:

         o MARKET RISK: This is the risk that the price of a security held by a Portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

         o COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

         o GROWTH STOCK RISK: Growth stocks can be volatile for several reasons. Since they usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.



         o FOREIGN MARKETS AND CURRENCY RISK: Investing in foreign markets and securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include:

                 * The seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

                 * Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

                 * Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                 * Foreign markets may be less liquid and more volatile than U.S. markets.

                 * Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Portfolio's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio.

                         MANAGEMENT OF THE PORTFOLIOS



INVESTMENT ADVISER. Aetna Life Insurance and Annuity Company (the Adviser) serves as the investment adviser for each of the Portfolios. The Adviser is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156, and is registered with the Securities and Exchange Commission as an investment adviser. As of December 31, 1999, the Adviser and its wholly-owned subsidiaries managed over $54.5 billion in assets. Aetna Life Insurance and Annuity Company is an indirect, wholly-owned subsidiary of Aetna Inc.

The Adviser, subject to the supervision of the Board of Directors of the Fund (the "Directors," each a "Director"), manages and oversees the Fund's day-to-day operations and manages the investments of each Portfolio. The
Adviser may delegate to a sub-adviser the responsibility for day-to-day management of the investments of each Portfolio, subject to the Adviser's oversight. For the fiscal year ended December 31, 1999, the Adviser received advisory fees from each Portfolio as a percentage of the average net assets of each Portfolio as follows:

                PORTFOLIO                                 FEE
                ---------                                 ---

 MFS Capital Opportunities Portfolio....      0.65% of average daily net assets

 MFS Emerging Equities Portfolio........      0.67% of average daily net assets

 MFS Research Growth Portfolio..........      0.70% of average daily net assets

 Scudder International Growth Portfolio.      0.80% of average daily net assets

 T. Rowe Price Growth Equity Portfolio..      0.60% of average daily net assets



The Adviser is responsible for all of its own costs, including costs of the Adviser's personnel, required to carry out its investment advisory duties.



SUB-ADVISERS. MFS CAPITAL OPPORTUNITIES PORTFOLIO, MFS EMERGING EQUITIES PORTFOLIO AND MFS RESEARCH GROWTH PORTFOLIO. The Adviser has engaged MFS, 500 Boylston Street, Boston, Massachusetts 02116, as Sub-adviser to MFS Capital Opportunities, MFS Emerging Equities and MFS Research Growth Portfolios. MFS has been engaged in the investment management business since 1924 and is an indirect subsidiary of Sun Life Assurance Company of Canada. Net assets under management of MFS were approximately $136.7 billion as of December 31, 1999.

Maura A. Shaughnessy, a Senior Vice President of MFS, became portfolio manager of MFS Capital Opportunities in February 1999. Ms. Shaughnessy has been employed by MFS since 1991, first as an equity analyst and then as a portfolio manager. John W. Ballen, the President of MFS, is portfolio manager of MFS Emerging Equities. Mr. Ballen has been employed as a portfolio manager by MFS since 1984 and has managed MFS Emerging Equities since its inception in November 1997. Portfolio securities of MFS Research Growth are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by MFS but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. MFS Research Growth's assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet MFS Research Growth's investment objective within their assigned industry responsibility.

SCUDDER INTERNATIONAL GROWTH PORTFOLIO. The Adviser has engaged Scudder Kemper a Delaware corporation, 345 Park Avenue, New York, New York 10154 as Sub-adviser to Scudder International Growth Portfolio. On June 26, 1997, Scudder, Stevens & Clark ("SSC") entered into a Transaction Agreement with Zurich Insurance Company ("Zurich"). Under the terms of the Agreement, Zurich acquired a majority interest in SSC, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder Kemper with the resultant name change. Scudder Kemper (and its predecessor SSC) has been engaged in the investment management business since 1919. Scudder Kemper managed in excess of $295 billion as of December 31, 1999. Scudder Kemper provides investment management services for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder International Growth Portfolio is managed by a team of investment professionals. Irene T. Cheng is the Lead Manager and is primarily responsible for the day-to-day management of the Portfolio. She works with the other members of the team in developing and executing the Portfolio's investment program. Ms. Cheng joined Scudder Kemper in 1993 as Portfolio Manager and has managed the Scudder International Growth Portfolio since its inception in November 1997. Ms. Cheng is also a Managing Director of International Equity Management for Scudder Kemper.

T. ROWE PRICE GROWTH EQUITY PORTFOLIO. The Adviser has engaged T. Rowe, 100 East Pratt Street, Baltimore, Maryland 21202 as Sub-adviser to T. Rowe Price Growth Equity Portfolio. T. Rowe has been engaged in the investment management business since 1937. T. Rowe and its affiliates managed over $179 billion as of December 31, 1999, for over 8 million individual and institutional accounts. T. Rowe Price Growth Equity Portfolio is managed by a committee. The committee chairman, Robert W. Smith, has day-to-day responsibility for managing the T. Rowe Price Growth Equity Portfolio and works with the committee in developing and executing its investment program. Mr. Smith joined T. Rowe in 1992 as an equity analyst and has managed the T. Rowe Price Growth Stock Fund since 1997, as well as the U.S. stock portion of the T. Rowe Price Global Stock Fund since its inception in 1995.

Each Sub-adviser, subject to the supervision of the Adviser and the Directors, is responsible for managing the assets of its respective Portfolio(s) in accordance with the Portfolio's investment objective and policies. Each Sub-adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

The Adviser has overall responsibility for monitoring the investment program maintained by each Sub-adviser for compliance with applicable laws and regulations and the respective Portfolio's investment objective.

The Adviser pays each Sub-adviser a fee at an annual rate based on the average daily net asset value of each Portfolio. The Adviser pays the sub-advisory fee out of its advisory fee.



                            SHAREHOLDER INFORMATION

NET ASSET VALUE



The net asset value per share (NAV) of each Portfolio is determined as of the later of 15 minutes following the close of the New York Stock Exchange or 4:15 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays. Each Portfolio's NAV is computed by taking the total value of a Portfolio's securities, plus any cash or other assets (including dividends and interest accrued but not collected) and subtracting all liabilities (including accrued expenses), and dividing the total by the number of shares outstanding. Portfolio securities are valued primarily by independent pricing services, based on market quotations. Short-term debt instruments maturing in 60 days or less are valued at amortized cost which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of the Directors.



Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Portfolios are not priced. As a result, the NAV of a Portfolio holding these securities may change on days when you would not be able to buy or sell Portfolio shares.

PURCHASE AND REDEMPTION OF SHARES



Purchases and redemptions of shares may be made only by insurance companies for their separate accounts at the direction of variable annuity and variable life insurance contract owners. Please refer to the prospectus for your contract or policy for information on how to direct investments in, or redemptions from, a Portfolio and any fees that may apply. Orders received by the insurance company before the earlier of 4:00 p.m. Eastern time or the close of regular trading on the New York Stock Exchange will be priced at the NAV calculated that day, as described above. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the New

York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

It is possible that certain conflicts of interest may arise when shares of a Portfolio are purchased to find both variable annuity and variable life insurance contracts (mixed funding). Conflicts also may arise if shares of a Portfolio are purchased by more than one insurance company (shared funding). Aetna currently does not foresee any disadvantage to owners of variable annuity or variable life insurance contracts because of mixed or shared funding. The Directors, however, will monitor the Fund and the Portfolios in order to identify any material, irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to any such conflicts.

DIVIDENDS

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.



TAX MATTERS



Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences of purchasing a contract.



                                  PERFORMANCE



PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. Each Portfolio has only a two-year performance record. Each Portfolio, however, has substantially the same investment objective, policies and strategies as one or more existing mutual funds (Comparable Funds) that are either sold directly to the public or through variable products, and that are advised by MFS, Scudder Kemper or T. Rowe, as the case may be. While the Portfolios are managed in a manner similar to that of the Comparable Funds presented, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. Each Comparable Fund has its own prospectus and information about the Comparable Funds may be obtained by calling Aetna at 1-800-262-3862.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable annuity or variable life insurance contracts. You should refer to the separate account prospectuses describing the variable annuity or variable life insurance contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolios. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by each Portfolio to calculate its own performance.

The following table shows the average annual total return of the Comparable Funds for the stated periods ended December 31, 1999, as well as a comparison with the performance of the applicable benchmark.(1)

                                     1 Year    3 Years    5 Years      10 Years

MFS Capital Opportunities Fund
(formerly MFS Value Fund)
 (Class I)(2)........................48.01%    33.72%     32.11%       20.29%
(Model for MFS Capital
 Opportunities)(3)
S&P 500 Index(1).....................21.04%    27.56%     28.55%       18.21%
Morningstar Large Cap Blend Fund
 Average.............................19.47%    22.62%     23.89%       15.71%


MFS Emerging Growth Fund
 (Class I)(2)........................50.56%    31.47%     29.37%       25.31%
(Model for MFS Emerging Equities)(3)
Russell 2000 Index(1)................21.26%    13.08%     16.69%       13.40%
S&P 500 Index(1) ....................21.04%    27.56%     28.55%       18.21%
Morningstar Large Cap Growth Fund
 Average.............................38.63%    31.38%     28.47%       18.63%


MFS Research Fund (Class I)(2).......24.27%    22.85%     26.18%       18.35%
(Model for MFS Research Growth)(3)
S&P 500 Index........................21.04%    27.56%     28.55%       18.21%
Morningstar Large Cap Growth Fund
 Average.............................38.63%    31.38%     28.47%       18.63%

Scudder VLIF International Portfolio.54.51%    25.92%     20.56%       13.25%
(Model for Scudder International
 Growth)
Scudder International Fund...........57.89%    26.46%     21.06%       13.06%
(Model for Scudder International
 Growth)
MSCI EAFE Index(1)...................27.30%    16.06%     13.15%        7.33%
Morningstar Foreign Stock Fund
 Average.............................44.31%    18.65%     15.11%       10.23%


T. Rowe Price Growth Stock Fund......22.15%    25.35%     25.71%       17.39%
(Model for T. Rowe Price Growth
 Equity)
S&P 500 Index (1)....................21.04%    27.56%     28.55%       18.21%
Morningstar Large Cap Growth Fund
 Average.............................38.63%    31.38%     28.47%       18.63%

   (1)The S&P 500 (Standard & Poor's 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Morningstar averages are unmanaged composites of the annual returns of mutual funds that have investment characteristics similar to the Portfolio. The Russell 2000 Index is a value-weighted, unmanaged index of small capitalization stocks. The Morgan Stanley Capital International-Europe, Australia, Far East (MSCI EAFE) Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. All indices assume reinvestment of all dividends. It is not possible to invest directly in an index.



   (2)MFS Emerging Growth Fund and MFS Research Fund commenced offering Class I shares on January 2, 1997; MFS Capital Opportunities Fund commenced offering Class I shares on January 3, 1997. For periods preceding those dates, Class I performance was calculated by using the performance of the oldest class of shares for each Comparable Fund (Class B for MFS Emerging Growth Fund and Class A for MFS Research and MFS Capital Opportunities Fund), adjusted to reflect that Class I shares have no front-end load or contingent deferred sales charge. No adjustment was made for differences in the internal expenses among classes.



   (3)MFS also manages three series of the MFS Variable Insurance Trust (VIT) with substantially similar investment objectives, policies and strategies as the comparable Portfolio Partners Portfolios. The performance of these funds was not included in the chart because each has a relatively short track record. The one-year, three year and since inception performance (as of December 31, 1999) of the VIT--Emerging Growth Series and VIT--Research Series funds is as follows: VIT--Emerging Growth Series 86.79%, 50.12% and 36.84%, respectively (inception July 24, 1995); VIT--Research Series:
   33.39%, 27.07% and 23.82%, respectively (inception July 26, 1995). The one year and since inception performance (as of December 31, 1999) of the VIT-- Capital Opportunities Series is 62.50%, 40.28% and 34.84%, respectively (inception August 14, 1996).

                             FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report. The annual report is available upon request without charge by calling 1-800-525-4225.



APPENDIX

INVESTMENT TECHNIQUES AND PRACTICES

In pursuing their investment objectives and investment policies, the Portfolios may engage in the following investment techniques and practices, which are described, together with their risks, in the SAI.

SYMBOLS

<       permitted
_       not permitted





----------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES/PRACTICES   MFS            MFS       MFS       SCUDDER    T. ROWE
                                  CAPITAL        EMERGING  RESEARCH  INT'L.     PRICE
                                  OPPORTUNITIES  EQUITIES  GROWTH    GROWTH     GROWTH
----------------------------------------------------------------------------------------
Debt Securities
----------------------------------------------------------------------------------------
   Asset-Backed Securities
----------------------------------------------------------------------------------------
       Collateralized Mortgage
       Obligations and Multi-class                  -         -         -         <
       Pass-Through Securities         -
----------------------------------------------------------------------------------------
       Corporate Asset-Backed          -            -         -         <         -
       Securities
----------------------------------------------------------------------------------------
       Mortgage Pass-Through           -            -         -         -         -
       Securities
----------------------------------------------------------------------------------------
       Stripped Mortgage-Backed        -            -         -         -         <
       Securities
----------------------------------------------------------------------------------------
   Corporate Securities                <            <         <         <         <
----------------------------------------------------------------------------------------
   Loans and Other Direct              -            -         -         -         -
   Indebtedness
----------------------------------------------------------------------------------------
   Lower Rated Bonds                   <            <         <         <         -
----------------------------------------------------------------------------------------
   Municipal Bonds                     -            -         -         -         -
----------------------------------------------------------------------------------------
   Speculative Bonds                   <            <         <         <         -
----------------------------------------------------------------------------------------
   U.S. Government Securities          <            <         <         <         <
----------------------------------------------------------------------------------------
   Variable and Floating Rate          <            <         <         <         -
   Obligations
----------------------------------------------------------------------------------------
   Zero Coupon Bonds, Deferred         <            <         -         -         -
   Interest Bonds and PIK Bonds
----------------------------------------------------------------------------------------
Equity Securities                      <            <         <         <         <
----------------------------------------------------------------------------------------
Foreign Securities Exposure
----------------------------------------------------------------------------------------
   Brady Bonds                         <            -         -         <         -
----------------------------------------------------------------------------------------
   Depository Receipts                 <            <         <         <         <
----------------------------------------------------------------------------------------
   Dollar-Denominated Foreign Debt     -            -         <         <         <
   Securities
----------------------------------------------------------------------------------------

                                      37



----------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES/PRACTICES   MFS            MFS       MFS       SCUDDER    T. ROWE
                                  CAPITAL        EMERGING  RESEARCH  INT'L.     PRICE
                                  OPPORTUNITIES  EQUITIES  GROWTH    GROWTH     GROWTH
----------------------------------------------------------------------------------------
   Emerging Markets                    <            <         <         <         <
----------------------------------------------------------------------------------------
   Foreign Securities                  <            <         <         <         <
----------------------------------------------------------------------------------------
Forward Contracts                      <            <         <         <         <
----------------------------------------------------------------------------------------
Futures Contracts                      <            <         -         <         <
----------------------------------------------------------------------------------------
Indexed Securities/Structured Products -            -         <         <         <
----------------------------------------------------------------------------------------
Inverse Floating Rate Obligations      -            -         -         -         -
----------------------------------------------------------------------------------------
Investment in Other Investment
Companies
----------------------------------------------------------------------------------------
   Open-End                            <            <         <         <         <
----------------------------------------------------------------------------------------
   Closed-End                          <            <         <         <         <
----------------------------------------------------------------------------------------
Lending of Portfolio Securities        <            <         <         -         <
----------------------------------------------------------------------------------------
Laddering                              -            -         -         -         -
----------------------------------------------------------------------------------------
Leveraging Transactions
----------------------------------------------------------------------------------------
   Bank Borrowings                     -            -         -         -         -
----------------------------------------------------------------------------------------
   Mortgage "Dollar Roll"              -            -         -         -         -
   Transactions
----------------------------------------------------------------------------------------
   Reverse Repurchase Agreements       -            -         -         -         -
----------------------------------------------------------------------------------------
Options
----------------------------------------------------------------------------------------
   Options on Foreign Currencies       <            <         -         <         <
----------------------------------------------------------------------------------------
   Options on Futures Contracts        <            <         -         <         <
----------------------------------------------------------------------------------------
   Options on Securities               <            <         -         <         <
----------------------------------------------------------------------------------------
   Options on Stock Indices            <            <         -         <         <
----------------------------------------------------------------------------------------
   Reset Options                       -            -         -         <         -
----------------------------------------------------------------------------------------
   "Yield Curve" Options               _            -         -         -         -
----------------------------------------------------------------------------------------
Repurchase Agreements                  <            <         <         <         <
----------------------------------------------------------------------------------------
Restricted Securities                  <            <         <         <         <
----------------------------------------------------------------------------------------
Short Sales                            _            _         _         _         _
----------------------------------------------------------------------------------------
Short Sales Against the Box            <            -         <         <         <
----------------------------------------------------------------------------------------
Short Term Instruments                 <            <         <         <         <
----------------------------------------------------------------------------------------
Swaps and Related Derivative           -            -         -         <         -
Instruments
----------------------------------------------------------------------------------------
Temporary Borrowings                   <            <         <         <         <
----------------------------------------------------------------------------------------
Temporary Defensive Positions          <            <         <         <         <
----------------------------------------------------------------------------------------
Warrants                               <            <         <         <         <
----------------------------------------------------------------------------------------
"When-issued" Securities               <            <         -         <         <
----------------------------------------------------------------------------------------


                           PORTFOLIO PARTNERS, INC.
                             151 FARMINGTON AVENUE
                            HARTFORD, CT 06156-8962


For investors who want more information about the Fund, the following documents are available free upon request:



o STATEMENT OF ADDITIONAL INFORMATIOn ("SAI"): The SAI, dated May 1, 2000, contains more detailed information about the Fund and is incorporated by reference into (made legally a part of) this prospectus.



o ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



For a free copy of the SAI or the Fund's annual and semi-annual reports call 1-800-262-3862, or write to Portfolio Partners, Inc., at the address listed above.

The Securities and Exchange Commission (SEC) maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information about the Funds. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.

                                      Investment Company Act File No.  811-8319

                           PORTFOLIO PARTNERS, INC.
                             151 FARMINGTON AVENUE
                       HARTFORD, CONNECTICUT 06156-8962



                      MFS CAPITAL OPPORTUNITIES PORTFOLIO
                     (FORMERLY MFS VALUE EQUITY PORTFOLIO)
                        MFS EMERGING EQUITIES PORTFOLIO
                         MFS RESEARCH GROWTH PORTFOLIO
                    SCUDDER INTERNATIONAL GROWTH PORTFOLIO
                     T. ROWE PRICE GROWTH EQUITY PORTFOLIO

            Statement of Additional Information dated: May 1, 2000

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current prospectus for Portfolio Partners, Inc. dated May 1, 2000 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. The Financial Statements for each Portfolio and the independent auditors' report thereon, included in each Portfolio's Annual Report, are incorporated herein by reference in this SAI. Free copies of the Prospectus and SAI are available upon request by writing to Portfolio Partners, Inc., at the address listed above or by calling 1-800-262-3862.




                               TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----

Fund History............................................................. 2
Description of the Fund and Its Investments and Risks.................... 2
Description of Various Securities and Investment Policies and Practices.. 4
Futures Contracts and Options on Futures Contracts....................... 13
Risks Associated With Investing in Options, Futures and Forward
 Transactions............................................................ 16
Management of the Fund................................................... 22
Control Persons and Principal Shareholders............................... 23
Investment Advisory and Other Services................................... 24
Principal Underwriter.................................................... 26
Brokerage Allocation and Trading Policies................................ 27
Description of Shares.................................................... 28
Voting Rights............................................................ 28
Net Asset Value.......................................................... 28
Tax Status............................................................... 29
Performance Information.................................................. 32
Financial Statements..................................................... 33
Appendix ................................................................ 34

                                 FUND HISTORY



Portfolio Partners, Inc. (the "Fund"), was incorporated in 1997 in Maryland and commenced operations on November 28, 1997.



                            DESCRIPTION OF THE FUND
                         AND ITS INVESTMENTS AND RISKS



The Fund is an open-end management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Fund currently has authorized five Portfolios: MFS Capital Opportunities Portfolio ("MFS Capital Opportunities"); MFS Emerging Equities Portfolio ("MFS Emerging Equities"); MFS Research Growth Portfolio ("MFS Research Growth"); Scudder International Growth Portfolio ("Scudder International Growth"); and T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"). Effective May 1, 2000, MFS Value Equity Portfolio changed its name to MFS Capital Opportunities Portfolio. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.



The investment policies and restrictions of the Portfolios, set forth below, are matters of fundamental policy for purposes of the Investment Company Act of 1940 (the "1940 Act"), and therefore cannot be changed, with regard to a particular Portfolio, without the approval of a majority of the outstanding voting securities of that Portfolio as defined by the 1940 Act. This means the lesser of: (i) 67% of the shares of a Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio then outstanding are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities of a Portfolio.

As a matter of fundamental policy, no Portfolio will:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

3. Issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act.

4. Borrow money, except that (a) a Portfolio may enter into commitments to purchase securities in accordance with its investment program, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33-1/3% of the Portfolio's total assets; and (b) a Portfolio may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made.

5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

7. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.



With respect to MFS Capital Opportunities, MFS Emerging Equities and MFS Research Growth only:



8. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

9. With respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

With respect to Scudder International Growth and T. Rowe Price Growth Equity only:

10. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

The following restrictions are not fundamental and may be changed without shareholder approval:



a. No Portfolio will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under, the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. A Sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

b.  No Portfolio will borrow for leveraging purposes.



c. No Portfolio will make short sales of securities, other than short sales "against the box." This restriction does not apply to transactions involving options, futures contracts and related options, and other strategic transactions.

d.  No Portfolio will lend portfolio securities.

With respect to Scudder International Growth and T. Rowe Price Growth Equity only:

e. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.



GENERAL. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to fundamental policy number 7, industry classifications of domestic issuers for Scudder International Growth and T. Rowe Price Growth Equity are determined in accordance with the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission. Industry classifications of foreign issuers for these Portfolios are based on data provided by Bloomberg L.P. and other industry data sources. All industry classifications for MFS Capital Opportunities, MFS Emerging Equities and MFS Research Growthhave been selected by Massachusetts Financial Services Company ("MFS"), the sub-adviser for those Portfolios. MFS believes the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. The industry classifications selected by MFS may be changed from time to time to reflect changes in the marketplace.



DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES



"WHEN-ISSUED" SECURITIES--Each Portfolio (except MFS Research Growth) may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, a Portfolio will take delivery of such securities. When a Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the applicable interpretations of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of a Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for "when-issued" or "forward delivery" securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Portfolio's payment obligation).



CORPORATE ASSET-BACKED SECURITIES--Scudder International Growth may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The

Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.



REPURCHASE AGREEMENTS--Each of the Portfolios may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Sub-adviser has determined to be of comparable creditworthiness. The securities that a Portfolio purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Portfolio will have the right to liquidate the securities. If, at the time a Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Portfolio only enters into repurchase agreements after its Sub-adviser has determined that the seller is creditworthy, and the Sub-adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

FOREIGN SECURITIES--The Portfolios may invest in foreign securities (and foreign currencies) as described in the Prospectus. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities. As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where a Sub-adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-adviser anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.



AMERICAN DEPOSITARY RECEIPTS--Each Portfolio may invest in ADRs, which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.



WARRANTS--The Portfolios may acquire warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

ZERO COUPON, DEFERRED INTEREST AND PIK BONDs--Fixed income securities that MFS Capital Opportunities and MFS Emerging Equities may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.



RISK OF INVESTING IN LOWER RATED FIXED-INCOME SECURITIES--Certain of the Portfolios may invest in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA, Inc. ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.



A Portfolio may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality. No minimum rating standard is required by the Portfolios. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Sub-adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see Appendix A.

While a Sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Portfolios' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Sub-adviser's own independent and ongoing review of credit quality. To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Sub-adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above.

Short Sales Against the Box-MFS Capital Opportunities, MFS Research Growth, Scudder International Growth and T. Rowe Price Growth Equity Portfolios may make short sales "against the box," i.e., when a security identical to one owned by MFS Research Growth is borrowed and sold short. If MFS Research Growth enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. MFS Research Growth will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Hybrid Instruments--T. Rowe Price Growth Equity may invest in hybrid instruments. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.



Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

SWAPS, CAPS, FLOORS AND COLLARS--Among the transactions into which Scudder International Growth may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.



The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Sub-adviser. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

EURODOLLAR INSTRUMENTS-- MFS Capital Opportunities, MFS Emerging Equities and Scudder International Growth may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Scudder International Growth might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

OPTIONS ON SECURITIES-- MFS Capital Opportunities, MFS Emerging Equities, Scudder International Growth and T. Rowe Price Growth Equity may purchase and write (sell) call and put options on securities. A Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its Portfolio. MFS Capital Opportunities, MFS Emerging Equities and Scudder International Growth may only sell calls on securities if such calls are "covered," as explained below. A Portfolio may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.



A Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Portfolio wants to purchase at a later date. A Portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by a Portfolio is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if a Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. If a put option is sold by a Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Portfolio maintains in a segregated account with the custodian, liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit a Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account. Such transactions permit a Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold. If the Portfolio desires to sell a particular security from its portfolio on which it has sold a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

A Portfolio may sell options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then sell a call option against that security. The exercise price of the call a Portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

A Portfolio may also sell combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By entering into a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.



By selling a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by a Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.



A Portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

In certain instances, a Portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call"), or sell (in the case of a "put"), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.



OPTIONS ON STOCK INDICES-- MFS Capital Opportunities, MFS Emerging Equities, Scudder International Growth and T. Rowe Price Growth Equity may purchase and sell call and put options on stock indices. A portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although a Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs, although Scudder International Growth may sell options on securities indices only to close out open positions.



In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."



A Portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its Portfolio. When a Portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian, or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.



A Portfolio will receive a premium from selling a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Portfolio has sold a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By selling a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

A Portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS



MFS Capital Opportunities, MFS Emerging Equities, Scudder International Growth and T. Rowe Price Growth Equity may engage in the following types of transactions:



FUTURES CONTRACTS--The Portfolios may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a Portfolio's current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable--a process known as "marking to the market."



Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, a Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian, liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.



OPTIONS ON FUTURES CONTRACTS--The Portfolios may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law, except that Scudder International Growth may utilize such strategies only for hedging purposes. Put and call options on futures contracts may be traded by a Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are sold or purchased by a Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

A Portfolio may sell call options on futures contracts only if it also (a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on futures contracts only if it also (A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with it its custodian. Upon the exercise of a call option on a futures contract sold by a Portfolio, the Portfolio will be required to sell the underlying futures contract which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.



The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has sold is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.



A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

FORWARD CONTRACTS ON FOREIGN CURRENCY--The Portfolios may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. The Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Portfolio may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.



A Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, a Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Portfolio may sell the currency through a forward contract if the Sub-adviser believes that its value will decline relative to the dollar.



A Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted.



A Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.

OPTIONS ON FOREIGN CURRENCIES--The Portfolios (except MFS Research Growth) may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve risks which may not be present in the case of exchange-traded instruments.



Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.



RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S SECURITIES--A Portfolio's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's securities. In the case of futures and options based on an index, the Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the Portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Portfolio has a position and the portfolio securities the Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio's portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a Portfolio's portfolio. When a Portfolio sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Portfolio's overall return may be lower than if it had not engaged in the hedging transactions.



It should also be noted that a Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Portfolio may not fully protect it against risk of loss and, in any event, the Portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.



With respect to entering into straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Portfolio with two simultaneous premiums on the same security, but involve additional risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET--Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN--Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Portfolio or decreases in the prices of securities or other assets the Portfolio intends to acquire. Where a Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

TRADING AND POSITION LIMITS--The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolios.



RISKS OF OPTIONS ON FUTURES CONTRACTS--The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES--Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Portfolio to respond to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike transactions entered into by a Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over-the-counter options on securities are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.



Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-adviser.



Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing
Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS--In order to assure that a Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that a Portfolio enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets.



The staff of the SEC has taken the position that over-the-counter options and assets used to cover sold over-the-counter options are illiquid and, therefore, together with other illiquid securities held by a Portfolio, cannot exceed 15% of a Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-advisers may disagree with this position, each Sub-adviser intends to limit the Portfolios' selling of over-the-counter options in accordance with the following procedure. Except as provided below, MFS Capital Opportunities and MFS Emerging Equities intend to sell over-the-counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts a Portfolio has in place with such primary dealers provide that the Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Portfolio may also sell over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.



The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio's investment objective.



TEMPORARY DEFENSIVE POSITIONS--During periods of unusual market conditions when a Sub-adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers' acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. Scudder International Growth may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. In addition, Scudder International Growth may engage in strategic transactions, which may include the use of derivatives.

MANAGEMENT OF THE FUND

The investments and administration of the Fund are under the direction of the Board of Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below.





                                                                  Principal Occupation(s) During Past
                                                                  Five Years (and Positions held with
                                                                  Affiliated Persons or Principal
Name, Address and Birthdate     Position(s) Held with Fund        Underwriter of the Fund)
---------------------------     --------------------------        ------------------------

Laurie M. LeBlanc, CFP*         Director and President            Vice President, Aetna Life Insurance and
151 Farmington Avenue                                             Annuity Company, January 1998 to
Hartford, Connecticut                                             present; Vice President, Aetna Retirement
05/12/52                                                          Services, Fund Strategy and Management,
                                                                  December 1995 to January 1998; Vice
                                                                  President, Connecticut Mutual Financial
                                                                  Services, Investment Products, July 1994
                                                                  to December 1995.



John V. Boyer                   Director                          Executive Director, The Mark Twain
63 Penn Drive                                                     House Museum, 1989 to present.
West Hartford, Connecticut
07/19/53

Richard A. Johnson              Director                          Retired for more than five years.
24 Sulgrave Road
West Hartford, Connecticut
03/22/36

Philip M. Markert               Director                          Retired since March 1996; Division
164 Calhoun Street                                                Executive, Citibank, Caribbean/Central
Washington, Connecticut                                           America Region, February 1964 to March
06/22/38                                                          1996.

Martin T. Conroy*               Director, Vice President, Chief   Assistant Treasurer, Aetna Retirement
151 Farmington Avenue           Financial Officer and Treasurer   Holdings, Inc., September 1997 to
Hartford, Connecticut                                             present; Assistant Treasurer, Aetna Life
01/11/40                                                          Insurance and Annuity Company, October 1991
                                                                  to present.



Jeffrey J. Gaboury              Assistant Treasurer               Senior Manager, Reporting and
200 Clarendon Street                                              Compliance, Investors Bank & Trust
Boston, Massachusetts                                             Company, 1996 - present; Compliance
10/23/68                                                          Manager, Scudder, 1995 - 1996.



Susan C. Mosher                 Secretary                         Director, Mutual Fund Administration -
200 Clarendon Street                                              Legal Administration, Investors Bank &
Boston, Massachusetts                                             Trust Company, 1995 - present; Associate
01/29/55                                                          Counsel, 440 Financial Group of
                                                                  Worcester, Inc., 1993 - 1995.



J. Neil McMurdie                Assistant Secretary               Counsel, Aetna Life Insurance and
151 Farmington Avenue                                             Annuity Company, April 1998 to present;
Hartford, Connecticut                                             Associate Counsel and Assistant Vice
10/29/57                                                          President, GE Financial Assurance and

                                      22



                                                                  subsidiaries, October 1993 to April 1998.




*Interested person as defined by the 1940 Act.

Members of the Board of the Directors who are also directors, officers or employees of Aetna Inc. or its affiliates are not entitled to any compensation from the Fund. Members of the Board of Directors who are not affiliated with Aetna or its subsidiaries are entitled to receive an annual retainer of $20,000 for service on the Board. In addition, each such member will receive a fee of $2,500 per meeting for each regularly scheduled Board meeting; $2,500 for each in-person Contract Committee meeting on any day on which a regular board meeting is not scheduled; and $1,500 for each in-person committee meeting, other than a Contract Committee meeting, on any day on which a regular Board meeting is not scheduled. A Committee Chairperson fee of $1,500 each will be paid to the Chairperson of the Valuation, Audit and Contract Committees. All of the above fees are to be paid proportionately by each Portfolio based on the net assets of the Portfolios as of the previous December 31.



The following table describes the compensation received by the Directors of the Fund for the fiscal year ended December 31, 1999.



COMPENSATION TABLE

                                                   TOTAL COMPENSATION FROM FUND
                          AGGREGATE COMPENSATION     AND FUND COMPLEX PAID TO
NAME OF PERSON, POSITION        FROM FUND                   DIRECTORS
------------------------        ---------                   ---------



John V. Boyer, Director         $39,833.34                   $34,000

Richard A. Johnson, Director     39,833.34                    34,000

Philip M. Markert, Director      39,833.34                    34,000




CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of the Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"). Aetna and its subsidiary, Aetna Insurance Company of America, Inc. may be deemed a control person of the Fund in that certain of their separate accounts hold 100% of the shares of each Portfolio of the Fund.



As of April 1, 2000, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

MFS Capital Opportunities Portfolio--Aetna Life Insurance & Annuity Company (ALIAC), c/o Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (96.58%).

MFS Emerging Equities Portfolio--Aetna Life Insurance & Annuity Company (ALIAC), c/o Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (93.42%).

MFS Research Growth Portfolio--Aetna Life Insurance & Annuity Company (ALIAC), c/o Aetna Financial Plan Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (93.45%).


Scudder International Growth Portfolio--Aetna Life Insurance & Annuity Company (ALIAC), c/o Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (95.42%).

T. Rowe Price Growth Equity Portfolio--Aetna Life Insurance & Annuity Company (ALIAC), c/o Aetna Financial Services, Treasury Services, 151 Farmington Avenue, Hartford, Connecticut 06156 (95.26%)



The Fund has no knowledge of any other owners of record of 5% or more than the outstanding shares of a Portfolio. Shareholders owning more than 25% or more of the outstanding shares of a Portfolio may take actions without the approval of other investors in the Fund. See "Voting Rights" below.



Aetna is an indirect wholly-owned subsidiary of Aetna Financial Services, Inc., which is in turn an indirect wholly owned subsidiary of Aetna Inc. Aetna's principal office and offices of its affiliated companies referred to herein are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Directors and Officers of the Fund as a group owned less than 1% of the outstanding shares of any Portfolio of the Fund as of April 1, 2000.



INVESTMENT ADVISORY AND OTHER SERVICES



INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement and subject to the direction of the Board of Directors of the Fund, Aetna has responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by each Portfolio, and place trades on behalf of each Portfolio, or delegate such responsibility to one or more Sub-advisers;
(ii) supervise all aspects of the operations of the Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or subcustodians of each Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each Sub-adviser for the Portfolios and the Sub-advisers' compliance programs to ensure that the Portfolio's assets are invested in compliance with the Sub-advisory Agreement and the Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment of the registration statement for the Portfolio, as filed with the Commission under the 1933 Act and the 1940 Act ("Registration Statement"); (v) review all data and financial reports prepared by each Sub-adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vi) establish and maintain regular communications with each Sub-adviser to share information it obtains with each Sub-adviser concerning the effect of developments and data on the investment program maintained by the Sub-adviser; (vii) oversee all matters relating to the offer and sale of the Portfolios' shares, the Fund's corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolios for services to the Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolios' operations; and (viii) take other actions that appear to Aetna and the Board to be necessary.



The Investment Advisory Agreement provides that Aetna shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Fund who are employees of Aetna or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Fund or of Aetna, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of that Portfolio, or (iii) Aetna. The Investment Advisory Agreement terminates automatically in the event of assignment.



The Prospectus contains a description of fees payable to Aetna. For the fiscal year ended December 31, 1999, 1998, and for the period November 28, 1997 (commencement of operations) to December 31, 1997, the advisory fees for the MFS Capital Opportunities, MFS Emerging Equities, MFS Research Growth, Scudder International Growth and T. Rowe Price Growth Equity amounted to $734,991, $1,073,994 and $79,213, $ 3,813,374, $6,073,693 and

$482,568,  $ 1,795,645,  $3,075,409  and $257,457,  $2,037,125,  $3,330,261 and
$282,965 and $1,304,488, $2,643,704 and $202,630, respectively.

SUB-ADVISORY AGREEMENTS. The Fund's Board of Directors approved sub-advisory agreements ("Sub-advisory Agreements") between Aetna and Massachusetts Financial Services Company ("MFS") with respect to MFS Capital Opportunities, MFS Emerging Equities and MFS Research Growth; with Scudder Kemper Investments, Inc. ("Scudder Kemper"), with respect to Scudder International Portfolio; and with T. Rowe Price Associates, Inc. ("T. Rowe Price"), with respect to T. Rowe Price Growth Equity. Each Sub-advisory Agreement remains in effect from year-to-year if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund, Aetna or any Sub-adviser, in person, at a meeting called for that purpose. Each Sub-advisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the respective Portfolio, (iii) Aetna, or (iv) the relevant Sub-adviser. Each Sub-advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with Aetna.

Under each Sub-advisory Agreement, the Sub-adviser supervises the investment and reinvestment of cash and securities comprising the assets of the Portfolios. Each Sub-advisory Agreement also directs the Sub-adviser to (a) determine the securities to be purchased or sold by the Portfolios, and (b) take any actions necessary to carry out its investment sub-advisory responsibilities.

Each Sub-adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

As compensation, Aetna pays each Sub-adviser a monthly fee as described below. Aetna has certain obligations under the Sub-advisory Agreements and retains overall responsibility for monitoring the investment program maintained by the Sub-adviser for compliance with applicable laws and regulations and each Portfolio's respective investment objectives. In addition, Aetna will consult with and assist the Sub-adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by the Sub-advisers to the Fund's Board of Directors.


 MFS Capital Opportunities.......   .40% on the first $300 million of aggregate
                                    average daily net assets under management
 MFS Emerging Equities              .375% on the next $300 million of aggregate
 MFS Research Growth                average daily net assets under management

                                    .35% on the next $300 million
                                    .325% on the next $600 million

                                    .25% on assets over $1.5 billion




 Scudder International Growth       .75% on the first $20 million of average
                                    daily net assets
                                    .65% on the next $15 million
                                    .50% on the next $65 million
                                    .40% on the next $200 million
                                    .30% on assets over $300 million

 T. Rowe Price Growth Equity        .40% on the first $500 million of average
                                    daily net assets
                                    .375% on assets over $500 million



For the fiscal years ended December 31, 1999, 1998 and the period November 28, 1997 (commencement of operations) to December 31, 1997, Aetna paid MFS $446,631, $6,282,714 and $5,423,591 on behalf of MFS Capital Opportunities, Emerging Equities and MFS Research Growth. For the fiscal year ended December 31, 1999, 1998 and the period November 28, 1997 (commencement of operations) to December 31, 1997, Aetna paid Scudder Kemper $1,978,275, $1,721,358 and $150,126 on behalf of Scudder International Growth and T. Rowe Price $2,508,647, $1,762,470 and $135,087 on behalf of T. Rowe Price Growth Equity.



THE ADMINISTRATIVE SERVICES AGREEMENT. Pursuant to an Administrative Services Agreement, between the Fund and Aetna, Aetna has agreed to provide all administrative services in support of the Portfolios and is responsible for the supervision of the Fund's other service providers. Each Portfolio's costs and fees are limited to its advisory fee and the administrative services charge. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, Aetna receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:



Portfolio                               Fee
---------                               ---
MFS Capital Opportunities............   0.25%
MFS Emerging Equities................   0.13%
MFS Research Growth..................   0.15%
Scudder International Growth.........   0.20%
T. Rowe Price Growth Equity..........   0.15%

For the fiscal year ended December 31, 1999, the MFS Capital Opportunities, MFS Emerging Equities, MFS Research Growth, Scudder International Growth and T. Rowe Price Growth Equity Portfolios paid Aetna $585,618, $1,477,831, $743,001, $1,003,850 and $953,603, respectively, for such administrative services.

Each Portfolio's aggregate expenses are limited to the advisory and administrative service fees disclosed above. Aetna has agreed to reimburse the Portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each Portfolio's expenses will not exceed the combined investment advisory and administrative service fee rates shown above.

CUSTODIAN AND TRANSFER AGENT. Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts, serves as custodian of the assets of the Fund and transfer agent for the Fund. Investors Bank does not participate in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold by a Portfolio.

INDEPENDENT AUDITORS. KPMG LLP, 99 High Street, Boston, Massachusetts 02110 serves as independent auditors to the Funds. KPMG LLP provides audit services, assistance and consultation in connection with SEC filings.



PRINCIPAL UNDERWRITER



The Fund has entered into an Underwriting Agreement (the "Agreement") pursuant to which Aetna, as agent, serves as principal underwriter for the continuous offering of shares of the Portfolios. The Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of Aetna, or the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. The Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or Aetna or by vote of holders of a majority of a Portfolio's shares without the payment of any penalty. The Underwriter has agreed to use its best efforts to solicit orders for the purchase of shares of all the Portfolios, although it is not obligated to sell any particular amount of shares. Aetna shall be responsible for any costs of printing and distributing prospectuses and SAIs necessary to offer and sell the shares, and such other sales literature, reports, forms and advertisements as it elects to prepare. The Fund shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC. Aetna does not receive compensation for providing services under the Agreement.

BROKERAGE ALLOCATION AND TRADING POLICIES



Subject to the direction of the Directors, Aetna and the Sub-advisers have responsibility for making the Portfolios' investment decisions, for effecting the execution of trades for the Portfolios and for negotiating any brokerage commissions thereof. It is the policy of Aetna and the Sub-advisers to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, Aetna and the Sub-advisers may place a Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser or Sub-advisers, will lead to the best overall quality of execution for the Portfolio.

Aetna and the Sub-advisers may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolios. These services may benefit the Adviser and/or advisory clients other than the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. Aetna and the Sub-advisers may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aetna's and the Sub-advisers' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When either Aetna or the Sub-advisers believe that more than one broker can provide best execution, preference may be given to brokers who provide additional services to Aetna or the Sub-advisers.

Consistent with securities laws and regulations, Aetna and the Sub-advisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non-commission payments. Aetna's and the Sub-advisers' judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aetna's and the Sub-advisers' opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Portfolios have no present intention to effect any brokerage transactions in portfolio securities through Aetna, the Sub-advisers or any affiliate thereof. If a Portfolio enters into a transaction with any such person in the future, the transaction will comply with Rule 17e-1 under the 1940 Act. Certain officers of Aetna and the Sub-advisers also manage the securities portfolios of their own and their affiliates. Further, Aetna and the Sub-advisers also act as investment adviser to other investment companies registered under the 1940 Act and other client accounts.

To the extent Aetna or the Sub-advisers desire to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated, and allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

The Board of Directors has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain noninvestment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised by Aetna or by one of the Sub-advisers. The Board of Directors, Aetna and each

Sub-adviser have also adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by, a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio. However, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.

Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


During the fiscal year ended December 31, 1999, 1998, and the period November 28, 1997 (commencement of operations) to December 31, 1997, the aggregate amount of brokerage commissions paid by the Portfolios was as follows: MFS Capital Opportunities: $924,763, $642,245 and $214,636; MFS Emerging Equities:
$235,932, $332,149 and $453,702; MFS Research Growth: $1,039,086,  $984,339 and
$433,626; Scudder International Growth: $1,665,184, $1,314,765 and $66,716; and
T. Rowe Price Growth Equity: $813,982, $567,634 and $380,629.



DESCRIPTION OF SHARES



The Articles of Incorporation authorize the Fund to issue one billion shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated.



The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. The shareholders of the Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors of the Fund shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

NET ASSET VALUE

Securities of the Portfolios are generally valued by independent pricing services. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over-the-counter are valued at the last sale price or at the last bid price if there has been no sale that day. Short-term debt securities that have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker that is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.



QUALIFICATION AS A REGULATED INVESTMENT COMPANY--Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.



In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS--Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES--A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS--The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.



Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

PERFORMANCE INFORMATION

Total return of a Portfolio for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $1,000 investment over the same period. Total return for a period of one year or less is equal to the actual investment return on a $1,000 investment in the Portfolio during that period. Total return calculations assume that all Portfolio distributions are reinvested at net asset value on their respective reinvestment dates.

The performance of the Portfolios is commonly measured as total return. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

P (1 + T) (n) = ERV

Investors should not consider this performance data as an indication of the future performance of any of the Portfolios.

The performance of a Portfolio may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

Each Portfolio commenced operations on November 28, 1997, and has a limited performance record. However, each Portfolio has the same investment objective and follows substantially the same investment strategies as a mutual fund or funds whose shares are currently sold to the public or through variable insurance products and is/are managed by MFS, Scudder Kemper or T. Rowe Price, as applicable. The Prospectus contains historical performance information of these similarly managed funds. Advertisements for Portfolio Partners, Inc. may also include historical performance of these similarly managed Funds, subject to regulatory approval.

A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. The total return for a Portfolio should be distinguished from the rate of return of a corresponding division of the insurance company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be included in sales literature if comparable performance figures for the corresponding division of the separate account accompany the sales literature. VA and VLI
Contract owners should consult their contract and policy prospectuses, respectively, for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

FINANCIAL STATEMENTS



The financial statements and independent auditors' report thereon for MFS Emerging Equities, MFS Research Growth, MFS Capital Opportunities, Scudder International Growth and T. Rowe Price Growth Equity are incorporated by reference to the Fund's Annual Report as of and for the period ended December 31, 1999, and have been incorporated by reference into this SAI.

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH IBCA, INC.

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS

        (a)  Articles of Incorporation(1)

        (b)  By-laws(1)

        (c) Instruments Defining Rights of Security Holders (set forth in the Articles of Incorporation which are incorporated by reference)(1)

        (d.1) Investment Advisory Agreement between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company ("Aetna")(2)

        (d.2) Subadvisory Agreement between Aetna and Massachusetts Financial Services Company(3)

        (d.3) Subadvisory Agreement between Aetna and T. Rowe Price Associates, Inc.(2)

        (d.4) Subadvisory Agreement between Aetna and Scudder Kemper Investments, Inc.(3)

        (e)  Underwriting Agreement between the Registrant and Aetna (2)

        (f)  Not Applicable

        (g)  Custodian Agreement(2)

        (h.1)  Administrative Services Agreement(2)

        (h.2) Sub-Administration Agreement between Aetna and Investors Bank & Trust Company(3)

        (h.3) License Agreement between Aetna and T. Rowe Price Associates, Inc.(1)

        (i)  Opinion of Counsel(4)

        (j)  Consent of Independent Auditors(4)

        (k)  Not Applicable

        (l)  Agreement re:  Initial Contribution to Working Capital(1)

        (m)  Not Applicable

        (n)  Not Applicable

        (o)  Not Applicable

        (p.1) Powers of Attorney(1)

        (p.2)  Power of Attorney(2)

        (p.3)  Authorization for Signatures(3)

        (p.4)  Code of Ethics(4)

(1) Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A ("Registration Statement") (File No. 333-32575) as filed July 31, 1997.

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-32575), as filed February 26, 1998.

(3) Incorporated herein by reference to Post-Effective Amendment No. 3 to the registration Statement on Form N-1A (File No. 333-32575), as filed February 26, 1999.

(4) Filed herewith.



ITEM  24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Aetna is an indirect, wholly-owned subsidiary of Aetna Inc.

A list of all persons directly or indirectly under common control with the Registrant which indicates principal business of each such company referenced is incorporated herein by reference to Item 24 of the Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 333-41694), as filed with the Securities and Exchange Commission on February 23, 2000.

ITEM  25.  INDEMNIFICATION

Article Ninth, Section (d) of the Registrant's Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant's officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h1) to the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-32575), as filed on February 26, 1998, provides for indemnification of the Administrator.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Aetna Life Insurance and Annuity Company ("Aetna") is an insurance company that issues variable and fixed annuities and variable and universal life insurance policies, and acts as principal underwriter and depositor for separate accounts holding assets for variable contracts and policies. Aetna acts as the investment adviser and principal underwriter for the Registrant (a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, Variable Life Account B of Aetna and Variable Life Account C of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

                       Positions and Offices   Other Principal Position(s) Held
Name                  with Investment Adviser  Since Oct. 31, 1996/Addresses*
----                  -----------------------  ------------------------------

Thomas J. McInerney   Director and President   Director and President (since
                                               October 1998) - Aetna Investment
                                               Adviser Holding Company, Inc.,
                                               Aetna Retail Holding Company,
                                               Inc., Aetna Services Holding
                                               Company, Inc.; Director (since
                                               February 1998) and President
                                               (since April 1998) -- Aetna
                                               Retirement Services, Inc.;
                                               Director (since August 1997) and
                                               President (since September 1997)
                                               -- Aetna Life Insurance and
                                               Annuity Company; Director and
                                               President (since September 1997)
                                               -- Aetna Retirement Holdings,
                                               Inc.; Director and President
                                               (since September 1997) -- Aetna
                                               Insurance Company of America;
                                               Executive Vice President (since
                                               August 1997) -- Aetna Inc.; Vice
                                               President, Strategic Planning
                                               (March 1997 - August 1997) --
                                               Aetna Inc.

Shaun Mathews         Director and Senior      Director and Senior Vice
                        Vice President         President (since October 1998) -
                                               Aetna Investment Adviser Holding
                                               Company, Inc.; Aetna Retail
                                               Holding Company, Inc., Aetna
                                               Services Holding Company, Inc.;
                                               Director (since December 1997) -
                                               Aetna Retirement Holdings, Inc.;
                                               Director (since December 1996) -
                                               Aetna Insurance Agency Holding
                                               Company, Inc.; Director (since
                                               March 1991) and Senior Vice
                                               President (since September 1997)
                                               - Aetna Life Insurance and
                                               Annuity Company; Director (since
                                               July 1993), President (December
                                               1998- February 1999) and Senior
                                               Vice President (July 1993 -
                                               December 1998) - Aetna
                                               Investment Services, Inc.;
                                               Director and Senior Vice
                                               President (since September 1992)
                                               - Aetna Insurance Company of
                                               America.


Catherine H. Smith    Director, Senior Vice    Director and Senior Vice
                      President and Chief      President (since October 1998) -
                      Financial Officer        Aetna Investment Adviser Holding
                                               Company, Inc.; Aetna Services
                                               Holding Company, Inc.; Director
                                               and Senior Vice President (since
                                               October 1998) - Aetna Retail
                                               Holding Company, Inc.; Director
                                               (since March 1998) and Senior
                                               Vice President (since February
                                               1998) - Aetna Retirement
                                               Holdings, Inc.; Director (since
                                               March 1998) Aetna Insurance
                                               Company of America; Director and
                                               Senior Vice President, Business
                                               Strategy and Finance and Chief
                                               Financial Officer (since March
                                               1998) - Aetna Life Insurance and
                                               Annuity Company; Chief Financial
                                               Officer (since February 1998) -
                                               Aetna Retirement Services, Inc.;
                                               Vice President, Strategy,
                                               Finance and Administration,
                                               Financial Relations (September
                                               1996 - February 1998) - Aetna
                                               Inc.



Kirk P. Wickman       Senior Vice President,   Senior Vice President, General
                      General Counsel and      Counsel and Corporate Secretary
                      Corporate Secretary      (since June 1999) - Aetna
                                               Retirement Holding Company,
                                               Inc., Aetna Investment Adviser
                                               Holding Company, Inc., Aetna
                                               Services Holding Company, Inc.;
                                               Senior Vice President, General
                                               Counsel and Corporate Secretary
                                               (since April 1999) Aetna
                                               Retirement Services, Inc.; Vice
                                               President, General Counsel and
                                               Corporate Secretary (October
                                               1998 - June 1999) - Aetna
                                               Retirement Holdings, Inc.;
                                               Senior Vice President (since
                                               March 1999), General Counsel and
                                               Corporate Secretary (since
                                               November 1996), Vice President
                                               (November 1996 - March 1999) -
                                               Aetna Life Insurance and Annuity
                                               Company.



Therese Squillacote   Vice President and       Vice President and Chief
                      Chief Compliance         Compliance Officer (since
                      Officer                  December 1998) - Aetna Life
                                               Insurance and Annuity Company;
                                               Vice President and Chief
                                               Compliance Officer (since
                                               December 1998) - Aetna
                                               Investment Services, Inc.; Chief
                                               Compliance Officer (since
                                               December 1998) - Systematized
                                               Benefits Administrators, Inc.;
                                               Vice President, Compliance
                                               (since March 1998) - Aetna
                                               Financial Services, Inc.;
                                               Compliance Manager (May 1997 to
                                               December 1998) - Aetna Life
                                               Insurance and Annuity Company;
                                               Registered Principal (since July
                                               1997) - Aetna Investment
                                               Services, Inc

Deborah Koltenuk      Vice President,          Vice President, Corporate
                      Assistant Treasurer      Controller and Assistant
                      Corporate Controller     Treasurer (since July 1999)
                                               Aetna Retirement Services, Inc.;
                                               Vice President, Corporate
                                               Controller, and Assistant
                                               Treasurer (since June 1999)
                                               Aetna Investment Adviser
                                               Holding Company, Inc., Aetna
                                               Retail Holding Company, Inc.,
                                               Aetna Services Holding Company,
                                               Inc., Aetna Life Insurance and
                                               Annuity Company, Aetna
                                               Insurance Company of America;
                                               Vice President, Corporate
                                               Controller and Assistant
                                               Treasurer, (April 1999 - July
                                               1999) Aetna Retirement Services,
                                               Inc.  Vice President, Treasurer
                                               and Corporate Controller
                                               (October 1998 - June 1999) Aetna
                                               Investment Adviser Holding
                                               Company, Inc., Aetna Retail
                                               Holding Company, Inc., Aetna
                                               Services Holding Company, Inc.;
                                               Vice President and Controller
                                               (April 1997 - April 1999) Aetna
                                               Retirement Services, Inc.; Vice
                                               President, Treasurer and
                                               Corporate Controller (July 1996
                                               - June 1999) Aetna Life
                                               Insurance and Annuity Company;
                                               Vice President, Treasurer and
                                               Corporate Controller (September
                                               1996 - June 1999) Aetna
                                               Retirement Holdings, Inc.; Vice
                                               President and Treasurer,
                                               Corporate Controller (April
                                               1997 - June 1999) Aetna
                                               Insurance Company of America;
                                               Vice President, Investment
                                               Financial Reporting and
                                               Securities Operations (April
                                               1996 - July 1996) Aetna Life
                                               Insurance Company.


*The principal business address of each
person named is 151 Farmington Avenue,
Hartford, Connecticut 06156.




The following information relates to the Sub-advisers of the Registrant.


Massachusetts Financial Services Company (MFS)

MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has twelve series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities
Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth
Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has eleven series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has ten series) and MFS Variable Insurance Trust ("MVI") (which has fifteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

          MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          MASSACHUSETTS INVESTMENT MANAGEMENT CO., LTD. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          MFS

          The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President and Secretary, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

          MASSACHUSETTS INVESTORS TRUST
          MASSACHUSETTS INVESTORS GROWTH STOCK FUND
          MFS GROWTH OPPORTUNITIES FUND
          MFS GOVERNMENT SECURITIES FUND
          MFS SERIES TRUST I
          MFS SERIES TRUST V
          MFS SERIES TRUST VI
          MFS SERIES TRUST X
          MFS GOVERNMENT LIMITED MATURITY FUND

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London, a Senior Vice President of MFS, is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

          MFS SERIES TRUST II

          Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg, Senior Vice President and Chief Economist of MFS, is a Vice President, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James
R. Bordewick, Jr. is the Assistant Secretary.

          MFS GOVERNMENT MARKETS INCOME TRUST
          MFS INTERMEDIATE INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS SERIES TRUST III

          Jeffrey L. Shames is Chairman and President, James T. Swanson, Robert
J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS (Mr. Manning is also Director of Fixed Income Research and Chief of Fixed Income Strategy and Ms. Batchelder is also Chief Fixed Income Officer), and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS SERIES TRUST IV
          MFS SERIES TRUST IX

          Jeffrey L. Shames is Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS SERIES TRUST VII

          Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS SERIES TRUST VIII

          Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg, James
T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS MUNICIPAL SERIES TRUST

          Jeffrey L. Shames is Chairman and President, Robert A. Dennis is Vice President, Geoffrey L. Schechter, Vice President of MFS, is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS VARIABLE INSURANCE TRUST
          MFS SERIES TRUST XI
          MFS INSTITUTIONAL TRUST

          Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS MUNICIPAL INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS MULTIMARKET INCOME TRUST
          MFS CHARTER INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS SPECIAL VALUE TRUST

          Jeffrey L. Shames is Chairman and President, Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS/SUN LIFE SERIES TRUST

          C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

          MONEY MARKET VARIABLE ACCOUNT
          HIGH YIELD VARIABLE ACCOUNT
          CAPITAL APPRECIATION VARIABLE ACCOUNT
          GOVERNMENT SECURITIES VARIABLE ACCOUNT
          TOTAL RETURN VARIABLE ACCOUNT
          GLOBAL GOVERNMENTS VARIABLE ACCOUNT
          MANAGED SECTORS VARIABLE ACCOUNT

          C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL FUNDS

          Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS MERIDIAN FUNDS

          Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

          VERTEX

          Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John
D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIL

          Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MIL-UK

          Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFSI - AUSTRALIA

          Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS HOLDINGS - AUSTRALIA

          Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFD

          Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

          MFSC

          Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI

          Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and

Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI

          Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIMCO

          Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

          MFS TRUST

          The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart     Chairman, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West, Toronto,
                                Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          C. James Prieur       President and a Director, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                Life)

          William W. Stinson    Director, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West, Toronto,
                                Ontario, Canada; Director, United Dominion
                                Industries Limited, Charlotte, N.C.; Director,
                                PanCanadian Petroleum Limited, Calgary,
                                Alberta; Director, LWT Services, Inc., Calgary
                                Alberta; Director, Western Star Trucks, Inc.,
                                Kelowna, British Columbia; Director, Westshore
                                Terminals Income Fund, Vancouver, British
                                Columbia; Director (until 4/99), Canadian
                                Pacific Ltd., Calgary, Alberta

SCUDDER KEMPER INVESTMENTS, INC.
--------------------------------

              Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                        Business and Other Connections of Board
        Name            of Directors of Registrant's Adviser
        ----            ---------------------------------------

Lynn S. Birdsong        Director and Vice President, Scudder Kemper
                        Investments, Inc.**
                        Chairman of the Board, Scudder, Stevens & Clark
                        (Luxembourg) S.A.#
                        Director, Scudder Investments (UK) Ltd. Ooo
                        Chairman of the Board, Scudder Investments Asia, Ltd. @
                        Chairman of the Board, Scudder Investments Japan, Inc.&
                        Senior Vice President, Scudder Investor Services, Inc.**
                        Director, Scudder Trust (Cayman) Ltd. Xxx
                        Director, Scudder, Stevens & Clark Australia @@
                        Director, Korea Bond Fund Management Co., Ltd.+

William H. Bolinder     Director, Scudder Kemper Investments, Inc.**
                        Member Group Executive Board, Zurich Financial
                        Services, Inc. ##
                        Chairman, Zurich-American Insurance Company o

Nick Bratt              Director and Vice President, Scudder Kemper
                        Investments, Inc.**
                        Vice President, Scudder MAXXUM Company***
                        Vice President, Scudder, Stevens & Clark Corporation**
                        Vice President, Scudder, Stevens & Clark Overseas
                        Corporation oo

Laurence W. Cheng       Director, Scudder Kemper Investments, Inc.**
                        Member, Corporate Executive Board, Zurich Insurance
                        Company of Switzerland ##
                        Director, ZKI Holding Corporation xx

Gunther Gose            Director, Scudder Kemper Investments, Inc.**
                        CFO, Member Group Executive Board, Zurich Financial
                        Services, Inc. ##
                        CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi              Director, Chairman of the Board, Scudder Kemper
                        Investments, Inc.**
                        Member, Corporate Executive Board, Zurich Insurance
                        Company of Switzerland##
                        Director, Chairman of the Board, Zurich Holding Compan of America o
                        Director, ZKI Holding Corporation xx

Edmond D. Villani       Director, President and Chief Executive Officer,
                        Scudder Kemper Investments, Inc.**
                        Director, Scudder, Stevens & Clark Japan, Inc.###
                        President and Director, Scudder, Stevens & Clark
                        Overseas Corporation oo
                        President and Director, Scudder, Stevens & Clark
                        Corporation**
                        Director, Scudder Realty Advisors, Inc.x
                        Director, IBJ Global Investment Management S.A.
                        Luxembourg, Grand-Duchy of Luxembourg
                        Director, Scudder Investments (UK) Ltd.Ooo
                        Director, Scudder Investments Japan, Inc.&
                        Director, Scudder Kemper Holdings (UK) Ltd. Ooo
                        President and Director, Zurich Investment Management,
                        Inc. Xx

        *       Two International Place, Boston, MA
        X       333 South Hope Street, Los Angeles, CA
        **      345 Park Avenue, New York, NY
        #       Socit Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                Luxembourg B 34.564
        ***     Toronto, Ontario, Canada
        Xxx     Grand Cayman, Cayman Islands, British West Indies
        Oo      20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
        ###     1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
        Xx      222 S. Riverside, Chicago, IL
        O       Zurich Towers, 1400 American Ln., Schaumburg, IL
        +       P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                British West Indies
        ##      Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
        Ooo     1 South Place 5th floor, London EC2M 2ZS England
        @       One Exchange Square 29th Floor, Hong Kong
        &       Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                Tokyo 105-0001
        @@      Level 3, 5 Blue Street North Sydney, NSW 2060




T. ROWE PRICE ASSOCIATES, INC. (T. ROWE PRICE)
----------------------------------------------

Listed below are the Directors of T. Rowe Price who have other substantial businesses, professions, vocations, or employment aside from that of Director of T. Rowe Price:

                James E. Halbkat, Jr., President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, South Carolina 29925.

                Donald B. Hebb, Jr., Director of the Manager. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.

                Richard L. Menschel, limited partner of the Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

                Robert L. Strickland, Director, retired Chairman of Loew's Companies, Inc., a retailer of specialty home supplies, and a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 2000 W. First Street, Winston-Salem, North Carolina 27104.

                Phillip C. Walsh, retired Consultant to Cyprus Amax Minerals Company, Englewood, Colorado. Mr. Walsh's address is Pleasant Valley, Peapack, New Jersey 07977.

                Ann Marie Whittemore, partner of the law firm of McGuire, Woods, Battle and Boothe LLP and is a director of Owens & Minor, Inc.; Fort James Corporation, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

With the exception of Messrs. Halbkat, Menschel, Strickland, Walsh, and Mrs. Whittemore (listed above), all Directors of T. Rowe Price are employees of T. Rowe Price. Listed below are the additional Directors and the principal executive officer of T. Rowe Price:

                James S. Riepe, M. David Testa, Henry H. Hopkins, James A. C. Kennedy II, John H. Laporte, Jr., William T. Reynolds, Brian C. Rogers, and Edward C. Bernard

                George A. Roche, Chairman of the Board and President of T. Rowe Price.

                The address of each of the above individuals is 100 East Pratt Street, Baltimore, Maryland 21202.


ITEM  27.  PRINCIPAL UNDERWRITER

         (a) In addition to serving as the principal underwriter, investment adviser and administrator for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna Generation Portfolios, Inc., Aetna GET Fund and Aetna Variable Portfolios, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna is the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of AICA (a separate account of AICA registered as a unit investment trust under the 1940 Act).

         (b) The following are the directors and principal officers of the
         Underwriter:

Name and Principal      Positions and Offices           Positions and Offices
Business Address*       with Principal Underwriter      with Registrant
-----------------       --------------------------      ---------------

Thomas J. McInerney     Director and President          None

Shaun P. Mathews        Director and Senior Vice        None
                        President

Catherine H. Smith      Director, Senior Vice           None
                        President and Chief
                        Financial Officer

Deborah Koltenuk        Vice President, Assistnt        None
                        Treasurer and Corporate
                        Controller

Therese Squillacote     Vice President and Chief        None
                        Compliance Officer

Kirk P. Wickman         Senior Vice President,          None
                        General Counsel and
                        Corporate Secretary

The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

(c)      Not applicable.

ITEM  28.  LOCATION OF ACCOUNTS AND RECORDS


As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aetna, maintain physical possession of each account, book or other documents at its principal place of business located at151 Farmington Avenue
Hartford, Connecticut 06156.

Shareholder records of direct shareholders are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.


ITEM  29.  MANAGEMENT SERVICES

Not Applicable.


ITEM  30.  UNDERTAKINGS

Not Applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on the 25th day of April, 2000.

                           PORTFOLIO PARTNERS, INC.

                                       By:      *

                                       -------------------------------------
                                       Laurie M. LeBlanc
                                       President

Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons on April 25, 2000, in the capacities indicated.

        SIGNATURE                               TITLE

                     *                      Director and President
         -------------------------
          Laurie M.  LeBlanc            (Principal Executive Officer)


                     *                     Director, Vice President,
         -------------------------
          Martin T.  Conroy             Chief Financial Officer and Treasurer

                     *                              Director
         -------------------------
          John V.  Boyer


                     *                              Director
         -------------------------
          Richard A.  Johnson


                     *                              Director
         -------------------------
          Philip M.  Markert




*By: /s/ Susan C. Mosher
     ----------------------------------
        Susan C.  Mosher
        Attorney-in-Fact


(Executed pursuant to Powers of Attorney dated January 8, 1998 and February 12, 1998 and filed with the Securities and Exchange Commission on February 26,
1998).

                               INDEX TO EXHIBITS
                               -----------------


EXHIBIT NO.                                 TITLE OF EXHIBIT
-----------                                 ----------------


(i)                                         Opinion of Counsel

(j)                                         Consent of Independent Auditors

(p.4)                                       Code of Ethics